Premises, equipment and computer software (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) property floor
Property, Plant and Equipment [Line Items]
Gain on sale of premises, equipment and computer software	$ 0	$ 37	$ (28)
Premises, Equipment, and Computer Software
Property, Plant and Equipment [Line Items]
Proceeds from sale of property, plant, and equipment			11,200
Gain on sale of premises, equipment and computer software			$ 500
Bermuda
Property, Plant and Equipment [Line Items]
Number of properties sold | property			4
Cayman | Premises, Equipment, and Computer Software
Property, Plant and Equipment [Line Items]
Number of properties sold | property			1
Number of floors under leaseback agreement | floor			2
Sale leaseback transaction, annual lease payments			$ 400
Sale leaseback transaction, term			3 years
United Kingdom
Property, Plant and Equipment [Line Items]
Impairment of core banking system			$ 5,100